Income Taxes - Summary of Income Tax Assets and Income Tax Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Major Components Of Tax Expense Income [Abstract]
Income tax assets	$ 931	$ 881
Current income tax liabilities	(314)	(599)
Net current income tax assets / (liabilities) at the end	$ 617	$ 282	$ 274	$ 203